LVIP SSGA Developed International 150 Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.76%
Australia–3.67%
AGL Energy	485,370	$ 4,739,311
Fortescue Metals Group	773,234	9,083,973
†Scentre Group	5,289,882	8,422,275
Sonic Healthcare	344,131	8,172,142
		30,417,701
Belgium–1.38%
Ageas	145,504	5,953,891
Anheuser-Busch InBev	102,337	5,509,867
		11,463,758
Canada–0.95%
†Teck Resources Class B	565,200	7,869,632
		7,869,632
Denmark–0.72%
†Danske Bank	442,297	5,982,555
		5,982,555
Finland–1.74%
Fortum	325,240	6,575,754
Stora Enso Class R	501,965	7,856,789
		14,432,543
France–9.02%
†Atos	73,101	5,874,110
AXA	261,429	4,838,518
†BNP Paribas	149,388	5,404,040
Bouygues	141,456	4,888,201
†Cie de Saint-Gobain	206,891	8,666,072
†Creditricole	588,331	5,133,122
Klepierre	190,994	2,673,530
Orange	353,413	3,680,992
†Peugeot	346,701	6,287,230
Publicis Groupe	164,085	5,288,450
†Renault	231,021	5,992,884
Sanofi	55,315	5,543,216
†Societe Generale	268,789	3,567,882
TOTAL	135,604	4,656,988
Unibail-Rodamco-Westfield	63,231	2,331,946
		74,827,181
Germany–5.70%
Bayerische Motoren Werke	91,103	6,611,992
Covestro	147,533	7,316,167
Daimler	141,809	7,649,896
Fresenius & Co.	125,355	5,700,428
Fresenius Medical Care & Co.	73,598	6,221,731
HeidelbergCement	112,472	6,872,697
Siemens	54,803	6,921,014
		47,293,925
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–4.96%
CK Asset Holdings	936,500	$ 4,601,710
CK Hutchison Holdings	730,514	4,426,734
Henderson Land Development	1,206,300	4,479,135
Hongkong Land Holdings	1,202,500	4,480,074
Jardine Matheson Holdings	97,600	3,879,754
New World Development	1,080,000	5,272,246
Sino Land	4,010,000	4,694,529
Sun Hung Kai Properties	360,500	4,645,591
Wharf Real Estate Investment	1,141,000	4,677,026
		41,156,799
Italy–2.04%
†Atlantia	347,759	5,446,342
†Intesa Sanpaolo	2,610,283	4,911,032
Mediobanca Banca di Credito Finanziario	836,642	6,555,857
		16,913,231
Japan–41.83%
AGC	202,900	5,963,119
Asahi Group Holdings	145,100	5,057,115
Asahi Kasei	729,500	6,363,886
Astellas Pharma	327,200	4,877,438
Bridgestone	157,000	4,962,635
Brother Industries	307,100	4,885,162
Canon	215,444	3,573,474
Chubu Electric Power	359,500	4,372,763
Chugoku Electric Power	347,600	4,345,979
ENEOS Holdings	1,362,200	4,860,149
Fuji Electric	232,000	7,354,550
FUJIFILM Holdings	105,200	5,185,502
Hitachi	177,226	6,000,774
Honda Motor	212,200	5,039,170
Inpex	868,100	4,658,388
Isuzu Motors	694,000	6,069,562
ITOCHU	221,017	5,659,325
†Japan Post Holdings	611,300	4,168,487
Japan Tobacco	258,246	4,711,383
Kajima	493,000	5,939,769
Kansai Electric Power	468,900	4,544,528
KDDI	163,300	4,107,248
Kirin Holdings	242,000	4,545,388
Komatsu	289,700	6,362,692
Kyocera	82,900	4,746,566
Kyushu Railway	159,100	3,401,633
LIXIL Group	407,000	8,226,400
Marubeni	866,316	4,918,425
†Mazda Motor	807,600	4,737,171
Medipal Holdings	268,600	5,386,047
Mitsubishi	211,700	5,067,113
LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Chemical Holdings	782,000	$ 4,514,002
Mitsubishi Heavy Industries	180,000	3,985,328
Mitsubishi UFJ Financial Group	1,181,600	4,715,618
Mitsui & Co.	328,400	5,642,833
Mitsui Chemicals	246,300	5,952,992
Mizuho Financial Group	395,130	4,931,881
NEC	143,400	8,388,002
NGK Insulators	361,100	5,155,946
NH Foods	144,900	6,476,862
Nikon	491,000	3,313,104
Nippon Express	99,700	5,817,802
Nippon Telegraph & Telephone	203,500	4,154,793
Nomura Holdings	1,122,000	5,127,459
Obayashi	591,000	5,395,410
Oji Holdings	961,300	4,417,242
Ono Pharmaceutical	235,800	7,416,814
Otsuka Holdings	139,300	5,901,486
Resona Holdings	1,472,034	5,014,966
Ricoh	608,400	4,106,834
Seiko Epson	414,600	4,768,002
Seven & i Holdings	148,800	4,623,228
Shimizu	632,800	4,763,814
Shionogi & Co.	105,000	5,620,041
SUMCO	385,000	5,431,995
Sumitomo	400,300	4,825,412
Sumitomo Chemical	1,631,700	5,400,892
Sumitomo Electric Industries	472,600	5,320,208
Sumitomo Mitsui Financial Group	179,400	5,016,169
Taisei	169,200	5,726,924
TDK	60,600	6,617,079
Tohoku Electric Power	517,700	5,188,437
Toppan Printing	323,100	4,566,991
Tosoh	429,300	6,970,115
Toyota Tsusho	206,600	5,810,886
Yamaha Motor	398,600	5,791,926
		346,963,334
Netherlands–4.58%
†ABN AMRO Bank	470,144	3,930,177
†ING Groep	712,114	5,082,261
Koninklijke Ahold Delhaize	204,294	6,038,503
†Koninklijke Philips	126,395	5,968,259
NN Group	175,952	6,595,334
†Randstad	131,986	6,882,468
Royal Dutch Shell Class B	287,491	3,486,417
		37,983,419
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–0.84%
Wilmar International	2,146,558	$ 6,969,541
		6,969,541
Spain–3.47%
ACS Actividades de Construccion y Servicios	286,276	6,471,171
†Banco Bilbao Vizcaya Argentaria	1,331,803	3,696,999
†Banco de Sabadell	8,756,220	3,039,111
†Banco Santander	1,761,593	3,285,814
Enagas	229,139	5,286,955
Repsol	573,103	3,871,661
Telefonica	924,710	3,167,657
		28,819,368
Switzerland–2.92%
Adecco Group	123,428	6,512,716
†Glencore	2,971,292	6,160,003
Novartis	60,339	5,238,892
†Siemens Energy	27,401	738,905
UBS Group (New York Shares)	501,428	5,602,406
		24,252,922
United Kingdom–11.39%
Aegon	1,716,535	4,442,922
Aviva	1,561,995	5,778,963
British American Tobacco	147,743	5,299,730
†BT Group	2,840,364	3,597,665
†Centrica	9,033,472	4,674,143
†Fiat Chrysler Automobiles	625,212	7,674,421
HSBC Holdings (London Shares)	742,585	2,905,182
Imperial Brands	284,283	5,021,430
†ITV	6,312,440	5,502,892
†J Sainsbury	1,860,838	4,581,624
†Kingfisher	2,490,535	9,539,743
†Lloyds Banking Group	11,212,005	3,806,272
†Marks & Spencer Group	3,799,100	4,767,356
Pearson	762,563	5,409,321
Rio Tinto	106,963	6,436,221
Tesco	1,746,401	4,790,909
Wm Morrison Supermarkets	2,101,452	4,612,546
WPP	720,903	5,661,932
		94,503,272
United States–0.55%
Carnival	356,568	4,536,306
		4,536,306
Total Common Stock (Cost $859,977,297)		794,385,487

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–1.52%
Germany–1.52%
Porsche Automobil Holding 3.24%	109,670	$ 6,524,485
Volkswagen 2.67%	37,793	6,081,314
Total Preferred Stocks (Cost $13,547,934)		12,605,799

MONEY MARKET FUND–0.88%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.02%)	7,286,219	7,286,219
Total Money Market Fund (Cost $7,286,219)		7,286,219

TOTAL INVESTMENTS–98.16% (Cost $880,811,450)	814,277,505
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.84%	15,269,997
NET ASSETS APPLICABLE TO 127,320,900 SHARES OUTSTANDING–100.00%	$829,547,502

Δ Securities have been classified by country of origin.
† Non-income producing.

The following futures contracts were outstanding at September 30, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
233	E-mini MSCI EAFE Index	$21,589,780	$22,022,425	12/18/20	$—	$(432,645)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
See accompanying notes.
LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$30,417,701	$—	$30,417,701
Belgium	—	11,463,758	—	11,463,758
Canada	7,869,632	—	—	7,869,632
Denmark	—	5,982,555	—	5,982,555
Finland	—	14,432,543	—	14,432,543
France	—	74,827,181	—	74,827,181
Germany	—	47,293,925	—	47,293,925
Hong Kong	—	41,156,799	—	41,156,799
Italy	—	16,913,231	—	16,913,231
Japan	—	346,963,334	—	346,963,334
Netherlands	—	37,983,419	—	37,983,419
Singapore	—	6,969,541	—	6,969,541
Spain	—	28,819,368	—	28,819,368
Switzerland	738,905	23,514,017	—	24,252,922
United Kingdom	—	94,503,272	—	94,503,272
United States	—	4,536,306	—	4,536,306
Preferred Stocks	—	12,605,799	—	12,605,799
Money Market Fund	7,286,219	—	—	7,286,219
Total Investments	$15,894,756	$798,382,749	$—	$814,277,505
Derivatives:

Liabilities:
Futures Contract	$(432,645)	$—	$—	$(432,645)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA Developed International 150 Fund–5